RELATED PARTY TRANSACTIONS (Details) - EBP 1-4-1 Plan - GBP (£)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
EBP, Related Party and Party-in-Interest Transactions [Line Items]
The Procter & Gamble Company common stock (in shares)	523,536	536,668
Investment, cost basis	£ 43,516,400	£ 41,145,433
Dividend income	1,329,508	1,367,901	£ 1,439,983
Employer contributions	3,357,627	3,166,099	2,902,229
Payable to participating companies	0	0
Administrative expenses	16,888	4,547	8,870
Amounts paid to participating companies	4,232	22,195	210,581
Audit fees	£ 31,200	£ 30,160	£ 29,000